Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of financing receivable
The reconciliations of the beginning and ending balances of the Allowance for doubtful accounts were as follows:

For the years ended December 31,	2017	2016	2015
Balance at beginning of period	$169,014	$132,149	$136,898
Additions: charges to bad debt expense	111,003	98,564	97,067
Additions: charges to other accounts (a)	—	6,589	—
Deductions (b)	(97,052)	(68,288)	(101,816)
Balance at end of period	$182,965	$169,014	$132,149

(a) Charges to other accounts includes reclassifications.
(b) Deductions includes accounts receivable written off against the allowance (net of recoveries), reclassifications, and foreign currency translation. The beginning and ending balances of the Allowance for doubtful accounts include the current portion, as shown on the face of Consolidated Balance Sheets, in addition to the noncurrent portion that is included in
Notes receivable, net on the Consolidated Balance Sheets.

Laureate’s financing receivables balances were as follows:

	December 31, 2017	December 31, 2016
Financing receivables	$20,380	$26,591
Allowance for doubtful accounts	(6,472)	(7,086)
Financing receivables, net of allowances	$13,908	$19,505

Summary of aging of financing receivables by country
The aging of financing receivables grouped by country portfolio was as follows:

	Chile	Other	Total
As of December 31, 2017
Amounts past due less than one year	$6,800	$921	$7,721
Amounts past due one year or greater	3,551	201	3,752
Total past due (on non-accrual status)	10,351	1,122	11,473
Not past due	8,494	413	8,907
Total financing receivables	$18,845	$1,535	$20,380

As of December 31, 2016
Amounts past due less than one year	$8,711	$344	$9,055
Amounts past due one year or greater	3,899	230	4,129
Total past due (on non-accrual status)	12,610	574	13,184
Not past due	11,758	1,649	13,407
Total financing receivables	$24,368	$2,223	$26,591

Summary of allowance for credit losses on financing receivables
The following is a rollforward of the Allowance for doubtful accounts related to financing receivables for the years ended December 31, 2017, 2016, and 2015, grouped by country portfolio:

	Chile	Other	Total
Balance at December 31, 2014	$(11,063)	$(1,478)	$(12,541)
Charge-offs	3,648	211	3,859
Recoveries	—	4	4
Provision	(1,105)	153	(952)
Currency adjustments	1,280	248	1,528
Balance at December 31, 2015	$(7,240)	$(862)	$(8,102)
Charge-offs	4,631	110	4,741
Recoveries	—	(90)	(90)
Provision	(3,304)	(54)	(3,358)
Currency adjustments	(296)	19	(277)
Balance at December 31, 2016	$(6,209)	$(877)	$(7,086)
Charge-offs	1,910	328	2,238
Recoveries	(24)	—	(24)
Provision	(1,309)	221	(1,088)
Currency adjustments	(475)	(37)	(512)
Balance at December 31, 2017	$(6,107)	$(365)	$(6,472)

Summary of troubled debt restructuring
The number of financing receivable accounts and the pre- and post-modification account balances modified under the terms of a TDR during the years ended December 31, 2017, 2016 and 2015 were as follows:

	Number of Financing Receivable Accounts	Pre-Modification Balance Outstanding	Post-Modification Balance Outstanding
2017	446	$2,319	$2,109
2016	676	$3,665	$3,165
2015	1044	$5,251	$4,796

The preceding table represents accounts modified under the terms of a TDR during the year ended December 31, 2017, whereas the following table represents accounts modified as a TDR between January 1, 2016 and December 31, 2017 that subsequently defaulted during the year ended December 31, 2017:

	Number of Financing Receivable Accounts	Balance at Default
Total	200	$890

The following table represents accounts modified as a TDR between January 1, 2015 and December 31, 2016 that subsequently defaulted during the year ended December 31, 2016:

	Number of Financing Receivable Accounts	Balance at Default
Total	360	$1,352

The following table represents accounts modified as a TDR between January 1, 2014 and December 31, 2015 that subsequently defaulted during the year ended December 31, 2015:

	Number of Financing Receivable Accounts	Balance at Default
Total	705	$2,864